RELATED PARTY BALANCES AND TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	6 Months Ended						12 Months Ended
	Jun. 30, 2024 USD ($)		Jun. 30, 2024 CNY (¥)		Jun. 30, 2023 CNY (¥)		Dec. 31, 2023 USD ($)		Dec. 31, 2023 CNY (¥)		Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)
Notes and other explanatory information [abstract]
Interest income received from Feishang Enterprise								[1]		[2]		[2]	¥ 3,396	[2]
CHNR's share of office rental, rates and others to Anka Consultants Limited	$ 32	[3]	¥ 234	[3]	¥ 218	[3]	63	[4]	445	[5]	1,175	[5]	1,343	[5]
Feishang Management's share of office rental to Feishang Enterprise	12	[6]	84	[6]	84	[6]	23	[7]	166	[2]	166	[2]	166	[2]
Shenzhen New PST’s share of office rental to Feishang Enterprise							$ 7	[8]	¥ 53	[2]	¥ 90	[2]	¥ 90	[2]
Shenzhen New Precise Space-Time Technology Co., Limited ('Shenzhen New PST')'s share of office rental to Feishang Enterprise					¥ 45

[1]	The Company's subsidiary, Shanghai Onway, entered into a series of contracts to provide a loan amounting to CNY80,000 at an interest rate of 9% per annum to Feishang Enterprise from March 2, 2018 to June 30, 2021.
[2]	Feishang Enterprise is controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.
[3]	The Company signed a contract with Anka to lease 184 square meters of office premises for two years, from July 1, 2022 to June 30, 2024. The agreement also provides that the Company shares certain costs and expenses in connection with its use of the office, in addition to some of the accounting and secretarial services and day-to-day office administration services provided by Anka.
[4]	The Company signed a contract with Anka to lease 184 square meters of office premises for two years from July 2018 to June 30, 2020, and extended it to June 30, 2024. The agreement also provides that the Company shares certain costs and expenses in connection with its use of the office, in addition to some of the accounting and secretarial services and day-to-day office administration services provided by Anka.
[5]	Anka is jointly owned by Mr. Wong Wah On Edward and Mr. Tam Cheuk Ho, who are officers of the Company.
[6]	On January 1, 2018, Feishang Management signed an office-sharing agreement with Feishang Enterprise. Pursuant to the agreement, Feishang Management shares 40 square meters of office premises for 33 months. Feishang Management signed a new contract with Feishang Enterprise in October 2023, which will expire on September 30, 2024.
[7]	On January 1, 2018, Feishang Management signed an office-sharing agreement with Feishang Enterprise. Pursuant to the agreement, Feishang Management shares 40 square meters of office premises for 33 months. Feishang Management signed a new contract with Feishang Enterprise in October 2023, which will expire on September 30, 2024.
[8]	Shenzhen New PST signed a contract with Feishang Enterprise to lease 96 meters of office premises for 12-month period from March 14, 2022 to March 13, 2023 and renewed the contract with same terms for another 12-month period from March 14, 2023 to March 13, 2024. Due to the disposal of PSTT, the transaction amount in 2023 contains 7 months rentals.